Statements of Stockholders Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 4,300	$ 8,355,140	$ (6,102,951)	$ 2,256,489
Beginning balance, shares at Dec. 31, 2021	4,300,000
Issuance of shares, initial public offering, net of issuance costs	$ 2,466	14,770,021		14,772,487
Issuance of shares in exchange for IPO services	$ 36	(36)
Issuance of shares in exchange for IPO services shares	35,714
Issuance of stock options		2,114,529		2,114,529
Issuance of stock options
Net loss			(7,536,540)	(7,536,540)
Ending balance, value at Dec. 31, 2022	$ 6,802	25,239,654	(13,639,491)	11,606,965
Ending balance, shares at Dec. 31, 2022	6,802,464
Net loss			(1,977,278)	(1,977,278)
Proceeds received from exercise of warrants, shares	461
Proceeds received from exercise of warrants		49,786		49,786
Stock issued as a result of litigation settlement	$ 1	251,679		251,680
Stock issued as a result of litigation settlement, shares	520
Ending balance, value at Mar. 31, 2023	$ 69	25,547,853	(15,616,769)	9,931,152
Ending balance, shares at Mar. 31, 2023	69,006
Beginning balance, value at Dec. 31, 2022	$ 6,802	25,239,654	(13,639,491)	11,606,965
Beginning balance, shares at Dec. 31, 2022	6,802,464
Net loss				(5,270,281)
Ending balance, value at Sep. 30, 2023	$ 69	25,737,674	(18,909,772)	6,827,971
Ending balance, shares at Sep. 30, 2023	69,108
Beginning balance, value at Dec. 31, 2022	$ 6,802	25,239,654	(13,639,491)	11,606,965
Beginning balance, shares at Dec. 31, 2022	6,802,464
Issuance of shares, initial public offering, net of issuance costs	2,466,750
Issuance of stock options		371,071		371,071
Net loss			(7,456,274)	(7,456,274)
Proceeds received from cashless exercise of warrants	$ 41	(65)		(23)
Proceeds received from exercise of warrants Shares	41,253
Proceeds received from cash exercise of warrants	$ 15	49,785		49,800
Proceeds received from exercise of warrants, shares	15,000
Stock issued as a result of litigation settlement	$ 52	251,628		251,680
Stock issued as a result of litigation settlement Shares	52,000
Issuance of warrants		65,045		65,045
Issuance of RSUs		124,249		124,249
Settlement of vested RSUs	$ 12	(12)
Settlement of vested RSUs Shares	12,195
Issuance of common stock in exchange for short-term loan costs		337,169		337,169
Ending balance, value at Dec. 31, 2023	$ 6,923	26,438,524	(21,095,765)	5,349,682
Ending balance, shares at Dec. 31, 2023	6,922,912
Beginning balance, value at Mar. 31, 2023	$ 69	25,547,853	(15,616,769)	9,931,152
Beginning balance, shares at Mar. 31, 2023	69,006
Exercise of warrants		(10)		(10)
Exercise of warrants, shares	102
Net loss			(1,478,788)	(1,478,788)
Ending balance, value at Jun. 30, 2023	$ 69	25,547,843	(17,095,557)	8,452,355
Ending balance, shares at Jun. 30, 2023	69,108
Issuance of warrants		65,046		65,046
Issuance of stock options		119,525		119,525
Issuance of RSUs		5,260		5,260
Net loss			(1,814,215)	(1,814,215)
Ending balance, value at Sep. 30, 2023	$ 69	25,737,674	(18,909,772)	6,827,971
Ending balance, shares at Sep. 30, 2023	69,108
Beginning balance, value at Dec. 31, 2023	$ 6,923	26,438,524	(21,095,765)	5,349,682
Beginning balance, shares at Dec. 31, 2023	6,922,912
Stock issued for ELOC		125,153		125,153
Stock issued for ELOC, shares	382
Proceeds received from cashless exercise of warrants		(4)		(4)
Proceeds received from cashless exercise of warrants, shares	16
Stock issued for interest payment		41,250		41,250
Stock issued for interest payment, shares	107
Stock-based compensation		35,127		35,127
Issuance of stock options		218,219		218,219
Issuance of RSUs		51,647		51,647
Settlement of vested RSUs		46,889		46,889
Settlement of vested RSUs, shares	99
Settlement of commitment shares	$ 1	(1)
Settlement of commitment shares, shares	635
Net loss			(2,192,940)	(2,192,940)
Ending balance, value at Mar. 31, 2024	$ 70	26,963,658	(23,288,706)	3,675,022
Ending balance, shares at Mar. 31, 2024	70,469
Beginning balance, value at Dec. 31, 2023	$ 6,923	26,438,524	(21,095,765)	5,349,682
Beginning balance, shares at Dec. 31, 2023	6,922,912
Net loss				(13,227,828)
Ending balance, value at Sep. 30, 2024	$ 919	36,867,524	(34,323,594)	2,544,849
Ending balance, shares at Sep. 30, 2024	918,724
Beginning balance, value at Mar. 31, 2024	$ 70	26,963,658	(23,288,706)	3,675,022
Beginning balance, shares at Mar. 31, 2024	70,469
Stock issued for ELOC	$ 4	703,334		703,338
Stock issued for ELOC, shares	3,954
Stock issued for interest payment		34,561		34,561
Stock issued for interest payment, shares	153
Issuance of stock options		69,416		69,416
Issuance of RSUs		53,654		53,654
Settlement of vested RSUs
Settlement of vested RSUs, shares	20
Litigation settlement	$ 1	208,999		209,000
Litigation settlement, shares	1,000
Net loss			(2,220,231)	(2,220,231)
Ending balance, value at Jun. 30, 2024	$ 75	28,033,622	(25,508,937)	2,524,760
Ending balance, shares at Jun. 30, 2024	75,596
Stock issued for interest payment		15,028		15,028
Stock issued for interest payment, shares	154
Issuance of stock options		71,116		71,116
Issuance and settlement of RSUs		35,488		35,488
Issuance and settlement of RSUs, shares	386
Issuance of shares and pre-funded warrants, follow-on offering, net of issuance costs	$ 500	8,681,190		8,681,690
Issuance of shares and pre-funded warrants, follow-on offering, net of issuance costs, shares	500,000
Proceeds from exercise of Series B warrants	$ 344	31,080		31,424
Proceeds from exercise of Series B warrants, shares	342,588
Net loss			(8,814,657)	(8,814,657)
Ending balance, value at Sep. 30, 2024	$ 919	$ 36,867,524	$ (34,323,594)	$ 2,544,849
Ending balance, shares at Sep. 30, 2024	918,724